Business combinations (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of details of acquisition

Details of the acquisition are as follows:

Fair value A$’000

Intellectual property	16,408
Deferred tax liability	(4,512)

Net assets acquired	11,896
Goodwill	—

Acquisition-date fair value of the total consideration transferred	11,896

Representing:
Cash paid or payable to vendor	7,097
Kazia Therapeutics Limited shares issued to vendor	1,544
Contingent consideration	3,255

11,896

Consolidated 2017 A$’000

Cash used to acquire business, net of cash acquired:
Acquisition-date fair value of the total consideration transferred	16,408
Less: contingent consideration	(3,255)
Less: shares issued by company as part of consideration	(1,544)
Less: Deferred Tax Liability	(4,512)

Net cash used	7,097

Summary of range of outcomes of contingent consideration

The range of outcomes of contingent consideration are summarised below.

Milestone	Contingent consideration-High	Contingent consideration-Low
	A$’000	A$’000
Milestone 1	1,250	1,250
Milestone 2	1,250	1,250
Milestone 3	3,705	3,000
Milestone 4	4,199	3,400
Milestone 5	1,394	1,394

Total	11,798	10,294